Exhibit 99.1

NISSAN AUTO LEASE TRUST 2016-A

Servicer’s Report

Collection Period Start	1-Sep-18	Distribution Date	15-Oct-18
Collection Period End	30-Sep-18	30/360 Days	30
Beg. of Interest Period	17-Sep-18	Actual/360 Days	28
End of Interest Period	15-Oct-18

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,392,866,550.14	249,201,061.77	205,348,796.23	0.1474289
Total Securities		1,392,866,550.14	249,201,061.77	205,348,796.23	0.1474289
Class A-1 Notes	0.620000%	154,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.220000%	407,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	2.538440%	115,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	1.490000%	380,000,000.00	0.00	0.00	0.0000000
Class A-4 Notes	1.650000%	114,000,000.00	26,334,511.63	0.00	0.0000000
Certificates	0.000000%	222,866,550.14	222,866,550.14	205,348,796.23	0.9213980

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	0.00	0.00	0.0000000	0.0000000
Class A-4 Notes	26,334,511.63	36,209.95	231.0044880	0.3176311
Certificates	17,517,753.91	0.00	78.6019880	0.0000000
Total Securities	43,852,265.54	36,209.95

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					2,923,418.79
Monthly Interest					1,273,029.74

Total Monthly Payments					4,196,448.53
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					326,952.21
Aggregate Sales Proceeds Advance					18,458,236.85

Total Advances					18,785,189.06
Vehicle Disposition Proceeds:
Reallocation Payments					31,390,397.45
Repurchase Payments					0.00
Net Auction Proceeds					0.00
Recoveries					0.00
Net Liquidation Proceeds					10,707,788.96
Excess Wear and Tear and Excess Mileage					453,711.56
Remaining Payoffs					0.00
Net Insurance Proceeds					276,137.55
Residual Value Surplus					2,748,994.84

Total Collections					68,558,667.95

		Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)
Early Termination		15,498,210.71			896
Involuntary Repossession		258,300.00			19
Voluntary Repossession		33,088.00			2
Full Termination		15,600,798.74			992
Bankruptcty		—			—
Insurance Payoff			272,663.41		17
Customer Payoff				697,749.18	39
Grounding Dealer Payoff				9,216,336.23	531
Dealer Purchase				2,240,336.64	113

Total		31,390,397.45	272,663.41	12,154,422.05	2,609

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	14,492	294,322,927.70	7.00000%	249,201,061.77
Total Depreciation Received		(4,492,458.11)		(3,301,943.74)
Principal Amount of Gross Losses	(48)	(730,019.86)		(648,274.91)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(739)	(13,989,285.17)		(11,711,295.12)
Scheduled Terminations	(1,887)	(33,367,863.88)		(28,190,751.77)

Pool Balance - End of Period	11,818	241,743,301		205,348,796
Remaining Pool Balance
Lease Payment				14,733,244.65
Residual Value				190,615,551.58

Total				205,348,796.23

III. DISTRIBUTIONS

Total Collections					68,558,667.95
Reserve Amounts Available for Distribution					20,892,998.25

Total Available for Distribution					89,451,666.20

NISSAN AUTO LEASE TRUST 2016-A

Servicer’s Report

1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	1,001,804.66
3. Reimbursement of Sales Proceeds Advance	43,086,621.26
4. Servicing Fee:
Servicing Fee Due	207,667.55
Servicing Fee Paid	207,667.55
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	44,296,093.47
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	0.00
Class A-3 Notes Monthly Interest Paid	0.00
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	36,209.95
Class A-4 Notes Monthly Interest Paid	36,209.95
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	36,209.95
Total Note and Certificate Monthly Interest Paid	36,209.95
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	45,119,362.78
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	26,334,511.63
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	26,334,511.63
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	17,517,753.91
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	17,517,753.91
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	1,267,097.24

IV. RESERVE ACCOUNT

Initial Reserve Account Amount	6,964,332.75
Required Reserve Account Amount	20,892,998.25
Beginning Reserve Account Balance	20,892,998.25
Additional Cash Infusion	0.00
Reinvestment Income for the Period	0.00
Reserve Fund Available for Distribution	20,892,998.25
Reserve Fund Draw Amount	20,892,998.25
Deposit of Remaining Available Collections	1,267,097.24
Gross Reserve Account Balance	1,267,097.24
Remaining Available Collections Released to Seller	1,267,097.24
Total Ending Reserve Account Balance	0.00

NISSAN AUTO LEASE TRUST 2016-A

Servicer’s Report

V. POOL STATISTICS

Weighted Average Remaining Maturity			3.01
Monthly Prepayment Speed			83%
Lifetime Prepayment Speed			84%

		$	units
Recoveries of Defaulted and Casualty Receivables		694,839.87
Securitization Value of Defaulted Receivables and Casualty Receivables		648,274.91	48
Aggregate Defaulted and Casualty Gain (Loss)		46,564.96
Pool Balance at Beginning of Collection Period		249,201,061.77
Net Loss Ratio
Current Collection Period		0.0187%
Preceding Collection Period		0.0215%
Second Preceding Collection Period		0.0057%
Third Preceding Collection Period		-0.0221%
Cumulative Net Losses for all Periods		0.2760%	3,843,721.18

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	1.23%	3,069,000.69	202
61-90 Days Delinquent	0.29%	721,916.15	44
91-120 Days Delinquent	0.19%	468,916.64	30
More than 120 Days	0.05%	113,530.93	6

Total Delinquent Receivables:	1.71%	4,373,364.41	282

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.52%	0.55%
Preceding Collection Period		0.51%	0.56%
Second Preceding Collection Period		0.43%	0.48%
Third Preceding Collection Period		0.38%	0.43%
60 Day Delinquent Receivables		1,631,345.98
Delinquency Percentage		0.65%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		31,099,009.45	1,888
Securitization Value		28,951,267.68	1,888

Aggregate Residual Gain (Loss)		2,147,741.77

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		563,899,082.32	38,104
Cumulative Securitization Value		577,115,389.47	38,104

Cumulative Residual Gain (Loss)		(13,216,307.15)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			24,628,384.41
Reimbursement of Outstanding Advance			43,086,621.26
Additional Advances for current period			18,458,236.85

Ending Balance of Residual Advance			0.00

Beginning Balance of Payment Advance			674,852.45
Reimbursement of Outstanding Payment Advance			1,001,804.66
Additional Payment Advances for current period			326,952.21

Ending Balance of Payment Advance			0.00

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?			NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?			NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?			NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?			NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?			NO